Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization expense	$ 24	$ 160
Property and Equipment, net [Member]
Depreciation and amortization expense	$ 24,000	$ 200